SUPPLEMENT TO THE

STATEMENTS OF ADDITIONAL INFORMATION (“SAI”)

OF

EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS

EVERGREEN STATE MUNICIPAL BOND FUNDS

I.              Evergreen High Income Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund (the “Funds”)

                Effective immediately, Evergreen High Income Municipal Bond Fund is managed by Mathew M. Kiselak and Dennis Derby. Also effective immediately, James Randazzo is added as a portfolio manager of Evergreen Short-Intermediate Municipal Bond Fund.

                In conjunction with these changes, the section entitled “PORTFOLIO MANAGERS” in each Fund’s SAI is revised to add the following information under the sub-headings indicated. The information presented is as of July 31, 2008.

The table in the section entitled “Other Funds and Accounts Managed” is amended to reflect the following information:

Portfolio Manager		(Assets in thousands)

Mathew M. Kiselak[1]	Assets of registered investment companies managed
	Evergreen California Municipal Bond Fund	$296,373
	Evergreen Institutional Municipal Money Market Fund	$8,067,253
	Evergreen Intermediate Municipal Bond Fund	$394,656
	Evergreen Municipal Bond Fund	$1,897,473
	Evergreen Municipal Money Market Fund	$2,832,033
	Evergreen California Municipal Money Market Fund	$392,608
	Evergreen New Jersey Municipal Money Market Fund	$293,326
	Evergreen New York Municipal Money Market Fund	$449,055
	Evergreen Short-Intermediate Municipal Bond Fund	$236,038
	Evergreen Pennsylvania Municipal Money Market Fund	$300,499
	Evergreen Pennsylvania Municipal Bond Fund	$590,441
	Evergreen High Income Municipal Bond Fund	$233,726
	Evergreen North Carolina Municipal Bond Fund	$363,536
	Managers California Intermediate Tax Free Fund	$36,898
	TOTAL.........................................................................................................	$16,383,915
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	0
	Assets of other pooled investment vehicles managed.....................	N/A
	Number of those subject to performance fee.....................................	N/A
	Assets of those subject to performance fee............................................	N/A
	Number of separate accounts managed....................................................	0
	Assets of separate accounts managed...............................................	N/A
	Number of those subject to performance fee.....................................	N/A
	Assets of those subject to performance fee.....................................	N/A

Dennis Derby[2]	Assets of registered investment companies managed
	Evergreen High Income Municipal Bond Fund	$233,726
	TOTAL.........................................................................................................	$233,726
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	0
	Assets of other pooled investment vehicles managed.....................	N/A
	Number of those subject to performance fee.....................................	N/A
	Assets of those subject to performance fee	N/A
	Number of separate accounts managed....................................................	0
	Assets of separate accounts managed...............................................	N/A
	Number of those subject to performance fee.....................................	N/A
	Assets of those subject to performance fee.....................................	N/A

James Randazzo[3]	Assets of registered investment companies managed
	Evergreen Municipal Money Market Fund	$2,832
	Evergreen Institutional Municipal Money Market Fund	$8,067
	Evergreen New Jersey Municipal Money Market Fund	$293
	Evergreen New York Municipal Money Market Fund	$449
	Evergreen California Municipal Money Market Fund	$393
	Evergreen Pennsylvania Municipal Money Market Fund	$300
	Evergreen Short-Intermediate Municipal Bond Fund	$236
	TOTAL.........................................................................................................	$12,570
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	0
	Assets of other pooled investment vehicles managed.....................	N/A
	Number of those subject to performance fee.....................................	N/A
	Assets of those subject to performance fee	N/A
	Number of separate accounts managed....................................................	2
	Assets of separate accounts managed...............................................	$32,950
	Number of those subject to performance fee.....................................	0
	Assets of those subject to performance fee.....................................	N/A

1As of July 31, 2008, the assets of Evergreen High Income Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund were not managed by Mr. Kiselak.  Mr. Kiselak was subsequently named portfolio manager of the Funds effective August 18, 2008.

2As of July 31, 2008, the assets of Evergreen High Income Municipal Bond Fund was not managed by Mr. Derby.  Mr. Derby was subsequently named portfolio manager of the Fund effective August 18, 2008.

3As of July 31, 2008, the assets of Evergreen Municipal Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Fund, Evergreen California Municipal Money Market Fund, and Evergreen Pennsylvania Municipal Money Market Fund and Evergreen Short-Intermediate Municipal Bond Funds were not managed by Mr. Randazzo.  Mr. Randazzo was subsequently named portfolio manager of the Funds effective August 18, 2008.

The table in the section entitled "Compensation" is amended to reflect the following information:

Portfolio Manager

Mathew M. Kiselak...............

Lipper California Intermediate Municipal Debt Funds

Lipper California Municipal Debt Funds

Lipper General Municipal Debt Funds

Lipper Institutional Tax-Exempt Money Market Funds

Lipper High Yield Municipal Debt Funds

Lipper Intermediate Municipal Debt Funds

Lipper New Jersey Tax-Exempt Money Market Funds

Lipper New York Tax-Exempt Money Market Funds

Lipper North Carolina Municipal Debt Funds

Lipper Pennsylvania Municipal Debt Funds

Lipper Pennsylvania Tax-Exempt Money Market Funds

Lipper Short-Intermediate Municipal Debt Funds

Dennis Derby.........................	Lipper High Yield Municipal Debt Funds
James Randazzo.....................

Lipper Institutional Tax-Exempt Money Market Funds

Lipper New Jersey Tax-Exempt Money Market Funds

Lipper New York Tax-Exempt Money Market Funds

Lipper Pennsylvania Tax Exempt Money Market Funds

Lipper Short-Intermediate Municipal Debt Funds

The table in the section entitled "Fund Holdings" is amended to reflect the following information:

High Income Municipal Bond Fund
Mathew M. Kiselak	$0[1]
Dennis Derby	$0[2]

Evergreen Short-Intermediate Municipal Bond Fund
Mathew M. Kiselak	$0
James Randazzo	$0[3]

Evergreen Family of Funds
Mathew M. Kiselak	$1-$10,000
Dennis Derby	$10,001-$50,000
James Randazzo	$1-$10,000

1 As of July 31, 2008, Mr. Kiselak was not a portfolio manager of Evergreen High Income Municipal Bond Fund. He has subsequently been named as a portfolio manager and is expected to invest in Evergreen High Income Municipal Bond Fund.

2As of July 31, 2008, Mr. Derby was not a portfolio manager of Evergreen High Income Municipal Bond Fund. He has subsequently been named as a portfolio manager and is expected to invest in Evergreen High Income Municipal Bond Fund.

3As of July 31, 2008, Mr. Randazzo was not a portfolio manager of Evergreen Short-Intermediate Municipal Bond Fund. He has subsequently been named as a portfolio manager and is expected to invest in Evergreen Short-Intermediate Municipal Bond Fund.

II.            Evergreen California Municipal Bond Fund, North Carolina Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund (each, a “Fund”)

                Effective immediately, each Fund is managed by Mathew M. Kiselak and Charles E. Jeanne.

                In conjunction with these changes, the section entitled “PORTFOLIO MANAGERS” in each Fund’s SAI is revised to add the following information under the sub-headings indicated. The information presented is as of July 31, 2008.

The table in the section entitled “Other Funds and Accounts Managed” is amended to reflect the following information:

Portfolio Manager		(Assets in thousands)

Mathew M. Kiselak[1]	Assets of registered investment companies managed
	Evergreen California Municipal Bond Fund	$296,373
	Evergreen Institutional Municipal Money Market Fund	$8,067,253
	Evergreen Intermediate Municipal Bond Fund	$394,656
	Evergreen Municipal Bond Fund	$1,897,473
	Evergreen Municipal Money Market Fund	$2,832,033
	Evergreen California Municipal Money Market Fund	$392,608
	Evergreen New Jersey Municipal Money Market Fund	$293,326
	Evergreen New York Municipal Money Market Fund	$449,055
	Evergreen Short-Intermediate Municipal Bond Fund	$236,038
	Evergreen Pennsylvania Municipal Money Market Fund	$300,499
	Evergreen Pennsylvania Municipal Bond Fund	$590,441
	Evergreen High Income Municipal Bond Fund	$233,726
	Evergreen North Carolina Municipal Bond Fund	$363,536
	Managers California Intermediate Tax Free Fund	$36,898
	TOTAL.........................................................................................................	$16,383,915
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	0
	Assets of other pooled investment vehicles managed.....................	N/A
	Number of those subject to performance fee.....................................	N/A
	Assets of those subject to performance fee.....................................	N/A
	Number of separate accounts managed....................................................	0
	Assets of separate accounts managed...............................................	N/A
	Number of those subject to performance fee.....................................	N/A
	Assets of those subject to performance fee.....................................	N/A

Charles E. Jeanne[2]	Assets of registered investment companies managed
	Evergreen California Municipal Bond Fund	$296,373
	Evergreen North Carolina Municipal Bond Fund	$363,536
	Evergreen Pennsylvania Municipal Bond Fund	$590,441
	TOTAL.........................................................................................................	$1,250,350
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	0
	Assets of other pooled investment vehicles managed.....................	N/A
	Number of those subject to performance fee.....................................	N/A
	Assets of those subject to performance fee	N/A
	Number of separate accounts managed....................................................	11
	Assets of separate accounts managed...............................................	$448,046
	Number of those subject to performance fee.....................................	0
	Assets of those subject to performance fee.....................................	N/A

1As of July 31, 2008, the assets of Evergreen High Income Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund were not managed by Mr. Kiselak.  Mr. Kiselak was subsequently named portfolio manager of the Funds effective August 18, 2008.

2 As of July 31, 2008, the assets of Evergreen California Municipal Bond Fund and Evergreen North Carolina Municipal Bond Fund were not managed by Mr. Jeanne.  Mr. Jeanne was subsequently named portfolio manager of the Fund effective August 18, 2008.

The table in the section entitled "Compensation" is amended to reflect the following information:

Portfolio Manager

Mathew M. Kiselak...............

Lipper California Intermediate Municipal Debt Funds

Lipper California Municipal Debt Funds

Lipper General Municipal Debt Funds

Lipper Institutional Tax-Exempt Money Market Funds

Lipper High Yield Municipal Debt Funds

Lipper Intermediate Municipal Debt Funds

Lipper New Jersey Tax-Exempt Money Market Funds

Lipper New York Tax-Exempt Money Market Funds

Lipper North Carolina Municipal Debt Funds

Lipper Pennsylvania Municipal Debt Funds

Lipper Pennsylvania Tax-Exempt Money Market Funds

Lipper Short-Intermediate Municipal Debt Funds

Charles E. Jeanne...................	Lipper California Intermediate Municipal Debt Funds Lipper California Municipal Debt Funds Lipper Pennsylvania Municipal Debt Funds Lipper North Carolina Municipal Debt Funds

The “Portfolio Manager Fund Holdings” table for Evergreen California Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund in the section entitled "Fund Holdings" is amended to reflect the following information:

California Municipal Bond Fund
Mathew M. Kiselak	$0[1]
Charles E. Jeanne	$0[1]

Pennsylvania Municipal Bond Fund
Mathew M. Kiselak	$0[1]
Charles E. Jeanne	$0[1]

Evergreen Family of Funds
Mathew M. Kiselak	$1-$10,000
Charles E. Jeanne	$10,001-$50,000

1 Evergreen’s policy does not require that the portfolio managers of state-specific municipal bond funds have any holdings in state-specific funds.

The “Portfolio Manager Fund Holdings” table for Evergreen North Carolina Municipal Bond Fund in the section entitled "Fund Holdings" is amended to reflect the following information:

North Carolina Municipal Bond Fund
Mathew M. Kiselak	$0[1]
Charles E. Jeanne	$0[1]

Evergreen Family of Funds
Mathew M. Kiselak	$1-$10,000
Charles E. Jeanne	$10,001-$50,000

1 Evergreen’s policy does not require that the portfolio managers of state-specific municipal bond funds have any holdings in state-specific funds.

August 20, 2008	583018 (8/08)